Premier [Member] N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026